Supplemental Condensed Balance Sheet Information (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business [Abstract]
Schedule of Other Receivables
Other receivables consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Rebates receivable	$36,556	$27,955
Other	191	246
Total other receivables	$36,747	$28,201

Schedule of Inventory
Inventory consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Intravenous drugs	$27,508	$25,674
Oral pharmaceuticals	10,336	10,802
Total inventories	$37,844	$36,476

Inventories consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Intravenous drugs	$25,674	$28,897
Oral pharmaceuticals	10,802	5,632
Total inventories	$36,476	$34,529

Schedule of Property and Equipment, net
Property and equipment, net consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Leasehold improvements	$30,078	$26,076
Furniture, fixtures and equipment	2,722	2,669
Medical equipment	12,659	11,003
Computer equipment	3,325	3,115
Signs	147	129
Automobiles	59	69
Software	4,412	4,834
Construction-in-progress	6,150	1,433
Property and equipment, gross	59,552	49,328
Accumulated depreciation and amortization	(23,312)	(17,348)
Property and equipment, net	$36,240	$31,980

Property and equipment, net, consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Leasehold improvements	$26,076	$23,744
Furniture, fixtures and equipment	2,669	2,346
Medical equipment	11,003	8,811
Computer equipment	3,115	2,713
Signs	129	117
Automobiles	69	69
Software	4,834	4,036
Construction-in-progress	1,433	1,445
	49,328	43,281
Accumulated depreciation and amortization	(17,348)	(10,633)
Property and equipment, net	$31,980	$32,648

Schedule of Other Accrued Liabilities, Current
Accrued other consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Refund liability	$14,521	$14,544
Deferred social security taxes - COVID	—	378
Excise taxes payable	2,700	—
Current portion of finance lease liabilities	630	425
Other	5,126	2,453
Total accrued other	$22,977	$17,800